SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
SCHEDULE OF CONSOLIDATION OF VARIABLE INTEREST ENTITY

	As of June 30, 2025	As of December 31, 2024
Current assets	$-	$-
Right-of-use assets	-	-
Total assets	-	-
Total current liabilities	-	-
Total non-current liabilities	-	-

	For the six months ended June 30,
	2025	2024
Revenue	$-	$86,159
Cost of revenue	-	42,089
Operating expenses	-	402,932
Net loss	-	(358,349)

	For the six months ended June 30,
	2025	2024
Net cash used in operating activities	$-	$(231,248)
Net cash provided by financing activities	-	27,665
Effect of changes of foreign exchange rate on cash	-	270,340
Net increase in cash and cash equivalents	-	66,757

SCHEDULE OF FOREIGN CURRENCY TRANSLATION EXCHANGE RATES	The exchange rates used for foreign currency translation were as follows (US Dollars $1 = RMB):
	Period/Year End	Average
06/30/2025	7.1636	7.2526
12/31/2024	7.2993	7.1957
06/30/2024	7.2672	7.2150